CONSOLIDATED BALANCE SHEETS € in Millions, $ in Millions	Dec. 31, 2015 EUR (€)		Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	[1]
ASSETS
Cash and due from banks	€ 1,436		$ 1,643	€ 2,107
Deposits with Central Bank	1,059		1,212	1,065
Securities purchased under agreements to resell	10		11	24
Interest bearing deposits with banks	2,432		2,783	2,711
Trading assets	2,484		2,842	2,386
Derivative assets	3,895	[2]	4,457	4,796	[2]
Available-for-sale securities	6,227		7,125	3,319
Held-to-maturity securities	9,292		10,632	9,337
Equity method investments	36		41	80
Loans	54,996		62,924	56,068
Less: Allowance for loan losses	(11,775)		(13,473)	(8,792)
Net Loans	43,221		49,451	47,276
Goodwill	10		11	264
Software and other intangibles	145		166	163
Premises and equipment	1,433		1,640	1,623
Accrued interest receivable	476		545	536
Other assets (include EUR 316 million and EUR 307 million at December 31, 2014 and 2015, respectively, measured at fair value)	3,017		3,452	3,188	[3]
Long-lived assets held for sale	24,759		28,328	29,286
TOTAL ASSETS	99,932		114,339	108,161
LIABILITIES AND SHAREHOLDERS EQUITY
Interest bearing deposits (include EUR 16 million and EUR 2 million at December 31, 2014 and 2015, respectively, measured at fair value)	65,905		75,406	64,561
Non-interest bearing deposits	1,659		1,898	1,545
Total deposits	67,564		77,304	66,106
Securities sold under agreements to repurchase	101		116	3,587
Derivative liabilities	4,641	[2]	5,310	5,699	[2]
Other borrowed funds	3		3	6
Accounts payable, accrued expenses and other liabilities (includes EUR 4 million and NIL at December 31, 2014 and 2015, respectively, measured at fair value)	2,573		2,944	2,974	[4]
Insurance reserves	2,094		2,396	2,248
Long-term debt (includes EUR 872 million and EUR 826 million at December 31, 2014 and 2015, respectively, measured at fair value)	1,596		1,826	2,385
Contingently convertible debt	2,040		2,334	0
Total liabilities of disposal groups classified as held for sale	23,650		27,060	22,719
Total liabilities	104,262		119,293	105,724
NBG shareholders equity
Preferred stock (12,639,831 shares of par value EUR 0.30 each at December 31, 2014 and NIL at December 31, 2015 and 270,000,000 shares of par value EUR 5.00 each at December 31, 2014 and NIL at December 31, 2015)	0		0	1,354
Common stock, par value of EUR 0.30 (shares authorized, issued and outstanding: 3,533,149,631 and 9,147,151,527 at December 31, 2014 and 2015 respectively)	2,744		3,140	1,060
Additional paid-in capital	21,740		24,874	19,918
Accumulated surplus / (deficit)	(25,851)		(29,578)	(17,387)
Accumulated other comprehensive loss	(2,994)		(3,426)	(2,547)
Treasury stock, at cost (1,076 and 2,001,463 shares at December 31, 2014 and 2015 respectively)	(1)		(1)	0
Total NBG shareholders equity / accumulated deficit	(4,362)		(4,991)	2,398
Non-controlling interest	32		37	39
Total permanent equity / accumulated deficit	(4,330)		(4,954)	2,437
TOTAL LIABILITIES AND EQUITY	€ 99,932		$ 114,339	€ 108,161

[1]	Restated
[2]	Includes both long and short derivative positions.
[3]	(2) Information relating to restatement is disclosed in Note 44
[4]	(2) Information relating to restatement is disclosed in Note 44.